Commitments and Contingencies (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Construction cost	$ 32.8
Company paid	24.9
Facilities agreement	59.7
Reinforcement security	$ 59.7
Project power consumptions	8 years
Annual payment (in Dollars)		$ 21.5
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Secured note bears interest rate	1.00%	1.00%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Secured note bears interest rate	1.20%	1.20%
2022 Secured Notes [Mmber]
Commitments and Contingencies (Details) [Line Items]
Secured note bears interest rate	6.50%	6.50%
Annual payment (in Dollars)		$ 14.6
2023 Secured Note [Member]
Commitments and Contingencies (Details) [Line Items]
Secured note bears interest rate	6.50%	6.50%
Annual payment (in Dollars)		$ 9.8
BC Hydro [Member]
Commitments and Contingencies (Details) [Line Items]
Company paid	$ 57.1